Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues
Service revenue			$ 500,000
Total revenues			500,000
Operating expenses
General and administrative expense	514,117	29,241	452,923	74,183
Consulting fees, related party	105,000		280,000
Service costs	387,080		199,920
Total operating expenses	1,006,197	29,241	932,843	74,183
Net loss from operations	(1,006,197)	(29,241)	(432,843)	(74,183)
Other income (expense)
Interest income, related party	198		789
Note interest expense	(16,519)	(7,315)	(35,004)	(14,013)
Total other income (expense)	(16,321)	(7,315)	(34,215)	(14,013)
Provision for taxes
Net loss	$ (1,022,518)	$ (36,556)	$ (467,058)	$ (88,196)
Loss per common share – Basic and diluted	$ (0.09)	$ (0.01)	$ (0.07)	$ (0.01)
Weighted average number of common shares outstanding, basic and diluted	11,600,000	6,000,000	6,934,795	6,000,000